Shareholder Fees	Apr. 24, 2026 USD ($)
T. Rowe Price California Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price California Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Georgia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price New Jersey Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New York Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price New York Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[5]
T. Rowe Price Virginia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.